Transamerica Asset Management 1801 California St, Suite 5200 Denver, CO 80202

March 5, 2025

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Transamerica Funds (the “Registrant”)
(File Nos. 033-02659; 811-04556)

Ladies and Gentlemen:

On behalf of the Registrant, we are filing today through the EDGAR system a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended. In this regard, we certify that each of the Registrant’s Prospectuses, and the Statement of Additional Information for the ClearTrack® series of the Registrant, each dated March 1, 2025, otherwise required to be filed under paragraph (c) of Rule 497, do not differ from those contained in the Form N-1A registration statement for the Registrant (Post-Effective Amendment No. 321) (the “Registration Statement”).

The Registration Statement was filed electronically with the Securities and Exchange Commission on February 28, 2025 via EDGAR (Accession Number #0001193125-25-042266).

Please direct any comments or questions concerning this filing to the undersigned at (727) 299-1821.

Very truly yours,

/s/ Dennis P. Gallagher
Dennis P. Gallagher
Chief Legal Officer and Secretary
Transamerica Funds